Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Document Period End Date	Jul. 31, 2024
C000177103 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class C Shares
Trading Symbol	NWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$200	1.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.95%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 4.58% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)

Class C Shares at NAV (excluding maximum sales charge)	4.58%	3.32%	2.71%

MSCI World ex USA Index (Net)	11.12	7.48	5.30

MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49

Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 53,718,389
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 531,378
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389

Total number of portfolio holdings	89

Portfolio turnover (%)	46%

Total management fees paid for the year	$531,378

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076404 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class A Shares
Trading Symbol	NWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$105	0.91%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 31.95% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	31.95%	16.87%	15.39%
Class A Shares at maximum sales charge (Offering Price)	24.36	15.50	14.71
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 943,786,728
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,367,716
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000177105 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class I Shares
Trading Symbol	NWPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$98	0.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 5.59% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)
Class I Shares at NAV	5.59%	4.34%	3.74%
MSCI World ex USA Index (Net)	11.12	7.48	5.30
MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49
Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 53,718,389
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 531,378
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389
Total number of portfolio holdings	89
Portfolio turnover (%)	46%
Total management fees paid for the year	$531,378

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023382 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NSBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$73	0.67%

*	Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 17.64% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	17.64%	12.34%	11.33%

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,352,265,793
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 35,682,790
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class I Shares
Trading Symbol	NVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.66%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 32.26% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	32.26%	17.16%	15.67%
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 943,786,728
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,367,716
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115039 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$97	0.90%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 15.97% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World (Net), which returned 18.34%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to U.S. software infrastructure company Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the industrials sector, led by an overweight to Ireland-based power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   A lack of exposure to U.S. chipmaker NVIDIA Corp.

»   Security selection in the communication services sector, including an overweight to U.S. cable television provider Comcast Corporation.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE and a lack of exposure to retailer Amazon.com, Inc.
Performance Attribution Information technology Industrials NVIDIA Corp. Communication services Consumer discretionary

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	15.97%	9.51%	8.16%
MSCI World Index (Net)	18.34	12.06	9.53
Lipper Global Equity Income Funds Classification Average	12.54	7.89	6.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 19,547,727
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 133,439
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$19,547,727

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$133,439

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000125379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class R6 Shares
Trading Symbol	NWCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$60	0.52%

*	Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.52%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 32.45% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	32.45%	17.34%	15.86%
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 943,786,728
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,367,716
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000125378 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class R6 Shares
Trading Symbol	NSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$67	0.62%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 17.7% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	17.70%	12.40%	11.40%

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,352,265,793
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 35,682,790
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115043 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class I Shares
Trading Symbol	NUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.90%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 9.78% for Class I Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.21%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co. and an overweight to German software company SAP SE.

»   Security selection in the industrials sector, led by overweights to British aerospace and defense firm BAE Systems plc and Japanese import/export provider Itochu Corporation.

•  Top detractors from relative performance

»   Security selection in the financials sector, including an out‑of‑benchmark position in Canadian financial services firm Toronto-Dominion Bank and an overweight to Hong Kong based insurance company AIA Group Limited.

»   An overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE.

»   An overweight to British drug manufacturer Hikma Pharmaceuticals Plc.
Performance Attribution Information technology Industrials Financials LVMH Moet Hennessy Louis Vuitton SE Hikma Pharmaceuticals Plc

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	9.78%	6.47%	4.47%

MSCI EAFE® Index (Net)	11.21	7.36	4.84

Lipper International Equity Income Funds Classification Average	11.33	6.59	3.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,325,943
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 35,594
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$5,325,943

Total number of portfolio holdings	35

Portfolio turnover (%)	18%

Total management fees paid for the year	$35,594

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115037 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$204	1.90%

*	Annualized for period less than one year.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.90%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 14.78% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World (Net), which returned 18.34%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to U.S. software infrastructure company Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the industrials sector, led by an overweight to Ireland-based power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   A lack of exposure to U.S. chipmaker NVIDIA Corp.

»   Security selection in the communication services sector, including an overweight to U.S. cable television provider Comcast Corporation.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE and a lack of exposure to retailer Amazon.com, Inc.
Performance Attribution Information technology Industrials NVIDIA Corp. Communication services Consumer discretionary

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	14.78%	8.42%	7.25%
MSCI World Index (Net)	18.34	12.06	9.53
Lipper Global Equity Income Funds Classification Average	12.54	7.89	6.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 19,547,727
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 133,439
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$19,547,727

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$133,439

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115036 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$124	1.15%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Dividend Growth Fund returned 15.64% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World (Net), which returned 18.34%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to U.S. software infrastructure company Broadcom Inc. and an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the industrials sector, led by an overweight to Ireland-based power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   A lack of exposure to U.S. chipmaker NVIDIA Corp.

»   Security selection in the communication services sector, including an overweight to U.S. cable television provider Comcast Corporation.

»   Security selection in the consumer discretionary sector, including an overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE and a lack of exposure to retailer Amazon.com, Inc.
Performance Attribution Information technology Industrials NVIDIA Corp. Communication services Consumer discretionary

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	15.64%	9.24%	7.90%
Class A Shares at maximum sales charge (Offering Price)	8.99	7.96	7.26
MSCI World Index (Net)	18.34	12.06	9.53
Lipper Global Equity Income Funds Classification Average	12.54	7.89	6.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 19,547,727
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 133,439
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$19,547,727

Total number of portfolio holdings	49

Portfolio turnover (%)	17%

Total management fees paid for the year	$133,439

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023379 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$100	0.92%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 17.35% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	17.35%	12.06%	11.05%

Class A Shares at maximum sales charge (Offering Price)	10.61	10.74	10.40

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,352,265,793
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 35,682,790
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000023381 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$180	1.67%

*	Annualized for period less than one year.

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.67%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth Fund returned 16.46% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 22.15%.

•  Top contributors to relative performance

»   An overweight to software infrastructure solutions company Broadcom Inc.

»   Security selection in the industrials sector, led by overweights to climate control innovator Trane Technologies plc and power management company Eaton Corp. Plc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to chipmaker NVIDIA Corp.

»   Security selection and an underweight in the communication services sector, including an overweight to cable television provider Comcast Corporation and a lack of exposure to social media company Meta Platforms Inc.

»   Amazon.com Inc., a position not held in the Fund.
Performance Attribution Broadcom Inc. Industrials Information technology Communication services Amazon.com Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	16.46%	11.22%	10.39%

S&P 500® Index	22.15	15.00	13.15

Lipper Equity Income Funds Classification Average	14.93	10.15	8.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,352,265,793
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 35,682,790
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$6,352,265,793

Total number of portfolio holdings	42

Portfolio turnover (%)	11%

Total management fees paid for the year	$35,682,790

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115040 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class A Shares
Trading Symbol	NUIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$120	1.15%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 9.52% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.21%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co. and an overweight to German software company SAP SE.

»   Security selection in the industrials sector, led by overweights to British aerospace and defense firm BAE Systems plc and Japanese import/export provider Itochu Corporation.

•  Top detractors from relative performance

»   Security selection in the financials sector, including an out‑of‑benchmark position in Canadian financial services firm Toronto-Dominion Bank and an overweight to Hong Kong based insurance company AIA Group Limited.

»   An overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE.

»   An overweight to British drug manufacturer Hikma Pharmaceuticals Plc.
Performance Attribution Information technology Industrials Financials LVMH Moet Hennessy Louis Vuitton SE Hikma Pharmaceuticals Plc

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	9.52%	6.20%	4.21%
Class A Shares at maximum sales charge (Offering Price)	3.22	4.95	3.60
MSCI EAFE® Index (Net)	11.21	7.36	4.84
Lipper International Equity Income Funds Classification Average	11.33	6.59	3.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,325,943
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 35,594
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$5,325,943

Total number of portfolio holdings	35

Portfolio turnover (%)	18%

Total management fees paid for the year	$35,594

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000177102 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class A Shares
Trading Symbol	NWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$123	1.20%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 5.41% for Class A Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)

Class A Shares at NAV (excluding maximum sales charge)	5.41%	4.10%	3.50%

Class A Shares at maximum sales charge (Offering Price)	(0.65)	2.87	2.57

MSCI World ex USA Index (Net)	11.12	7.48	5.30

MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49

Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 53,718,389
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 531,378
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389

Total number of portfolio holdings	89

Portfolio turnover (%)	46%

Total management fees paid for the year	$531,378

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000177104 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Small Cap Fund
Class Name	Class R6 Shares
Trading Symbol	NWIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Small Cap Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$85	0.82%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Small Cap Fund returned 5.75% for Class R6 Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI World ex USA Small Cap Index (Net), which returned 8.88%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an out‑of‑benchmark position in Norwegian aerospace and defense company Kongsberg Gruppen ASA and an overweight to Finnish crane manufacturer Konecranes Oyj.

»   Security selection in the communication services sector, led by overweights to automotive e‑commerce company CAR Group Limited and event marketing firm CTS Eventim AG & Co. KGaA.

•  Top detractors from relative performance

»   Security selection in the healthcare sector, including overweights to German health care software developer CompuGroup Medical SE & Co. KGaA and Israeli medical aesthetic products provider InMode Ltd.

»   Security selection in the consumer discretionary sector, including an out‑of‑benchmark position in Chinese sportswear retailer Topsports International Holdings Limited.

»   Security selection in the materials sector, including an overweight to mining company SSR Mining Inc.
Performance Attribution Industrials Communication services Health care Consumer discretionary Materials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/18/17)

Class R6 Shares at NAV	5.75%	4.43%	3.80%

MSCI World ex USA Index (Net)	11.12	7.48	5.30

MSCI World ex USA Small Cap Index (Net)	8.88	5.93	3.49

Lipper International Small/Mid‑Cap Classification Average	8.12	5.29	3.29

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 53,718,389
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 531,378
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$53,718,389

Total number of portfolio holdings	89

Portfolio turnover (%)	46%

Total management fees paid for the year	$531,378

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000076405 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large‑Cap Growth ESG Fund
Class Name	Class C Shares
Trading Symbol	NWCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$191	1.66%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.66%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large‑Cap Growth ESG Fund returned 30.94% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund outperformed the Russell 1000 Growth Index, which returned 26.94%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to restaurant chain Chipotle Mexican Grill, as well as a lack of exposure to automotive firm Tesla, Inc.

»   Security selection in the information technology sector, led by overweights to enterprise software company ServiceNow, Inc. and software infrastructure firm Broadcom Inc.

»   An underweight to Apple Inc.

•  Top detractors from relative performance

»   An underweight to the communication services sector.

»   An overweight to medical technology firm Edwards Lifesciences Corp.

»   An overweight to medical device company IDEXX Laboratories.
Performance Attribution Consumer discretionary Information technology Apple Inc. Communication services Edwards Lifesciences Corp IDEXX Laboratories

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	30.94%	15.99%	14.69%
Russell 1000® Index	21.50	14.59	12.86
Russell 1000® Growth Index	26.94	18.41	16.31
Lipper Large‑Cap Growth Funds Classification Average	25.63	15.31	14.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 943,786,728
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,367,716
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$943,786,728
Total number of portfolio holdings	42
Portfolio turnover (%)	56%
Total management fees paid for the year	$5,367,716

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen will retire from Winslow Capital Management and will no longer be a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000115041 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Dividend Growth Fund
Class Name	Class C Shares
Trading Symbol	NUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen International Dividend Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$198	1.90%

*	Annualized for period less than one year.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.90%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Dividend Growth Fund returned 8.72% for Class C Shares at net asset value (NAV) for the 12 months ended July 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 11.21%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co. and an overweight to German software company SAP SE.

»   Security selection in the industrials sector, led by overweights to British aerospace and defense firm BAE Systems plc and Japanese import/export provider Itochu Corporation.

•  Top detractors from relative performance

»   Security selection in the financials sector, including an out‑of‑benchmark position in Canadian financial services firm Toronto-Dominion Bank and an overweight to Hong Kong based insurance company AIA Group Limited.

»   An overweight to French luxury goods maker LVMH Moet Hennessy Louis Vuitton SE.

»   An overweight to British drug manufacturer Hikma Pharmaceuticals Plc.
Performance Attribution Information technology Industrials Financials LVMH Moet Hennessy Louis Vuitton SE Hikma Pharmaceuticals Plc

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	8.72%	5.40%	3.59%
MSCI EAFE® Index (Net)	11.21	7.36	4.84
Lipper International Equity Income Funds Classification Average	11.33	6.59	3.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 5,325,943
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 35,594
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2024)

Fund net assets	$5,325,943

Total number of portfolio holdings	35

Portfolio turnover (%)	18%

Total management fees paid for the year	$35,594

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?

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Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
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Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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